Average Annual Total Returns - BARON SMALL CAP FUND	Jan. 28, 2021
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Since Inception	7.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	8.12%
BARON SMALL CAP FUND
Average Annual Return:
1 Year	40.33%
5 Years	19.56%
10 Years	14.18%
Since Inception	11.35%
Inception Date	Sep. 30, 2097
BARON SMALL CAP FUND | After Taxes on Distributions
Average Annual Return:
1 Year	36.79%
5 Years	16.23%
10 Years	11.95%
Since Inception	10.18%
Inception Date	Sep. 30, 2097
BARON SMALL CAP FUND | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	26.14%
5 Years	14.92%
10 Years	11.15%
Since Inception	9.66%
Inception Date	Sep. 30, 2097
Institutional Shares
Average Annual Return:
1 Year	40.68%	[1]
5 Years	19.88%	[1]
10 Years	14.47%	[1]
Since Inception	11.49%	[1]
Inception Date	May 29, 2009	[1]
R6 Shares
Average Annual Return:
1 Year	40.69%	[1]
5 Years	19.88%	[1]
10 Years	14.47%	[1]
Since Inception	11.49%	[1]
Inception Date	Jan. 29, 2016	[1]

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.